Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Continuing Operations Provision (Benefit) for Income Taxes

The continuing operations provision (benefit) for income taxes for 2010, 2011 and 2012 consisted of the following (in millions):

	SunGard
	2010	2011	2012
Current:
Federal	$(41)	$(26)	$(21)
State	3	4	9
Foreign	53	60	54

Total current	15	38	42

Deferred:
Federal	(63)	(103)	(54)
State	(8)	(39)	3
Foreign	(13)	(14)	(29)

Total deferred	(84)	(156)	(80)

Total	$(69)	$(118)	$(38)

Income (loss) from continuing operations before income taxes

Income (loss) from continuing operations before income taxes for 2010, 2011 and 2012 consisted of the following (in millions):

	SunGard
	2010	2011	2012
U.S. operations	$(641)	$(341)	$(531)
Foreign operations	158	154	96

	$(483)	$(187)	$(435)

Differences between income tax expense (benefit) at the U.S. federal statutory income tax rate and the Company's continuing operations effective income tax rate

Differences between income tax expense (benefit) at the U.S. federal statutory income tax rate of 35% and the Company’s continuing operations effective income tax rate for 2010, 2011 and 2012 were as follows (in millions):

	SunGard
	2010	2011	2012
Tax at federal statutory rate	$(169)	$(65)	$(152)
State income taxes, net of federal benefit	3	(6)	(2)
Foreign taxes, net of U.S. foreign tax credit(1)	(6)	(20)	(12)
Tax rate changes(2)	(13)	(31)	7
Nondeductible goodwill impairment charge	68	17	118
Nondeductible expenses	5	6	3
Change in uncertain tax positions(3)	—	(1)	12
Research and development credit	(2)	(3)	—
U.S. income taxes on non-U.S. unremitted earnings	45	(11)	(20)
Other, net	—	(4)	8

	$(69)	$(118)	$(38)

Effective income tax rate	14%	63%	9%

(1)	Includes foreign taxes, dividends and the rate differential between U.S. and foreign countries. Also includes a favorable adjustment in 2011 of $4 million related to foreign tax credits not previously recognized, and includes $6 million, $8 million and $6 million in 2010, 2011 and 2012, respectively, related to benefits of a temporary reduction in statutory tax rates. These temporary tax rates expire between 2012 and 2024.
(2)	During 2011, the Company determined that a 2009 adjustment was incorrect and reversed it, thereby increasing the deferred tax liability and goodwill balances. The Company recorded an income tax benefit of $35 million reflecting the amortization of the deferred income tax liability which benefit would have been reflected in the statement of comprehensive income had the 2009 adjustment not been made (see goodwill discussion in Note 1).
(3)	In 2012, the change in uncertain tax positions recorded in continuing operations was $12 million which reflects the offsetting benefits recorded in prepaid expenses and other current assets. The balance is recorded in discontinued operations.

Deferred income tax assets and liabilities

Deferred income tax assets and liabilities at December 31, 2011 and 2012 consisted of the following (in millions):

	SunGard
	December 31, 2011	December 31, 2012
Current:
Trade receivables	$14	$9
Accrued expenses, net	9	28
Tax credit carryforwards	55	29
Outside basis difference	(135)	—

Total current deferred income tax asset (liability)	(57)	66
Valuation allowance	(14)	(17)

Net current deferred income tax asset (liability)	(71)	49
Less: amounts classified as related to discontinued operations	(5)	—

Net current deferred income tax asset (liability)—continuing operations	$(76)	$49

Long-term:
Property and equipment	$7	$(22)
Intangible assets	(1,302)	(1,083)
Net operating loss carryforwards	111	101
Stock compensation	60	56
U.S. income taxes on non-U.S. unremitted earnings	(40)	(20)
Other, net	(2)	(10)

Total long-term deferred income tax liability	(1,166)	(978)
Valuation allowance	(52)	(48)

Net long-term deferred income tax liability	(1,218)	(1,026)
Less: amounts classified as related to discontinued operations	101	—

Net long-term deferred income tax asset (liability)—continuing operations	$(1,117)	$(1,026)

Reconciliation of beginning and ending amount of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits follows (in millions):

	2010	2011	2012
Balance at beginning of year	$38	$37	$22
Additions for tax positions of prior years	17	1	22
Reductions for tax positions of prior years	(4)	(1)	—
Additions for tax positions of current year	4	2	50
Settlements for tax positions of prior years	(18)	(17)	—

Balance at end of year	$37	$22	$94